Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated September 30, 2019

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2019, as supplemented June 28, 2019 and September 6, 2019 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Sub-Adviser Change for Growth Stock Portfolio

In connection with the replacement of Mellon Investments Corporation (“Mellon Investments”) by T. Rowe Price Associates, Inc. (“T. Rowe Price”) as sub-adviser to the Fund’s Growth Stock Portfolio (the “Portfolio”) effective on or about November 14, 2019, certain sections of the Prospectus shall be amended as noted below. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective November 14, 2019:

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. For this purpose, medium and large capitalization companies are those with a market capitalization of companies in the Russell 1000® Growth Index. As of March 31, 2019, companies in the Russell 1000® Growth Index had market capitalizations between approximately $1 billion and $905 billion.

The Portfolio invests in “blue chip” growth companies, which are companies that, in the adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The adviser looks for companies with leading market positions, seasoned management, and strong financial fundamentals. The Portfolio’s investment approach reflects the adviser’s belief that solid company fundamentals (with an emphasis on the potential for strong growth in earnings per share or operating cash flow) combined with a positive outlook for a company’s industry will ultimately reward investors with strong investment performance. The adviser may look for companies with good prospects for dividend growth. While the Portfolio does not seek to focus its investments in any particular sector, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector as a result of the adviser’s stock selection process.

In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The Portfolio invests primarily in common stocks. In keeping with the Portfolio’s investment objectives, it may also invest up to 20% of net assets in foreign based companies listed on foreign exchanges, either directly or through American Depositary Receipts (ADRs).

The Portfolio may sell a security for a variety of reasons, such as a significant adverse change in the company’s business fundamentals, to secure gains or limit losses, or to redeploy assets into more promising opportunities.”

The “PERFORMANCE” section of the Portfolio’s Summary is amended by inserting the following as the third and fourth sentences of the first paragraph:

“Prior to November 14, 2019, the sub-adviser to the Portfolio was different. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

The “PORTFOLIO MANAGEMENT” section of the Portfolio’s Summary is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Sub-Adviser: T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager: Larry Puglia, CFA, CPA, Vice President and Lead Portfolio Manager of T. Rowe Price, joined T. Rowe Price in 1990 and has managed the Portfolio since November 2019.”

The paragraph relating to Mellon Investments under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers” is deleted.

The following paragraph is revised about T. Rowe Price under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers:”

“T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. T. Rowe Price has served as the sub-adviser for the Small Cap Value Portfolio since August 2001, the Equity Income Portfolio since May 2003, the Short-Term Bond Portfolio since November 2014 and the Growth Stock Portfolio since November 2019.”

The following text replaces the information under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Growth Stock Portfolio:”

“Larry Puglia, CFA, CPA, Vice President and Lead Portfolio Manager of T. Rowe Price, and Chairman of T. Rowe Price’s Blue Chip Growth Fund Investment Advisory Committee, has managed the Portfolio since November 2019. Mr. Puglia joined T. Rowe Price in 1990. During the past five years, he has served as a portfolio manager with T. Rowe Price and has served as chairman of T. Rowe Price’s Blue Chip Growth Fund Investment Advisory Committee since 1996.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Supplement Dated September 30, 2019

to the

Summary Prospectus for the Growth Stock Portfolio Dated May 1, 2019

The following information supplements the Summary Prospectus for the Growth Stock Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2019 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Sub-Adviser Change

On or about November 14, 2019, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will replace Mellon Investments Corporation (“Mellon Investments”) as the sub-adviser for the Fund’s Growth Stock Portfolio (the “Portfolio”). T. Rowe Price will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Fund’s Board of Directors on August 29, 2019. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective November 14, 2019 as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies. For this purpose, medium and large capitalization companies are those with a market capitalization of companies in the Russell 1000® Growth Index. As of March 31, 2019, companies in the Russell 1000® Growth Index had market capitalizations between approximately $1 billion and $905 billion.

The Portfolio invests in “blue chip” growth companies, which are companies that, in the adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The adviser looks for companies with leading market positions, seasoned management, and strong financial fundamentals. The Portfolio’s investment approach reflects the adviser’s belief that solid company fundamentals (with an emphasis on the potential for strong growth in earnings per share or operating cash flow) combined with a positive outlook for a company’s industry will ultimately reward investors with strong investment performance. The adviser may look for companies with good prospects for dividend growth. While the Portfolio does not seek to focus its investments in any particular sector, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector as a result of the adviser’s stock selection process.

In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The Portfolio invests primarily in common stocks. In keeping with the Portfolio’s investment objectives, it may also invest up to 20% of net assets in foreign based companies listed on foreign exchanges, either directly or through American Depositary Receipts (ADRs).

The Portfolio may sell a security for a variety of reasons, such as a significant adverse change in the company’s business fundamentals, to secure gains or limit losses, or to redeploy assets into more promising opportunities.”

The “PERFORMANCE” section is amended by inserting the following as the third and fourth sentences of the first paragraph:

“Prior to November 14, 2019, the sub-adviser to the Portfolio was different. Performance shown may have been different if the current strategy, and the current sub-adviser, had been in place during the periods shown.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Sub-Adviser: T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Managers: Larry J. Puglia, CFA, CPA, Vice President and Lead Portfolio Manager of T. Rowe Price, joined T. Rowe Price in 1990 and has managed the Portfolio since November 2019.”

The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to a new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Please retain this Supplement for future reference.